Structured Entities and Derecognition of Financial Assets - Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Notes issued		$ 300
Multi seller conduits [member]
Disclosure of information about consolidated structured entities [line items]
Commitment to fund purchases of additional assets	$ 2,400	3,000
Direct investments	$ 642	$ 35